Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 955,000
Previously Paid Amount	0.00
Total Fee Amount	131.89
Total Offset Amount	0.00
Net Fee	131.89
Narrative - Max Aggregate Offering Price	$ 955,000
Final Prospectus	true